Condensed Statements of Cash Flows - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ (10,420)	$ (47,952)	$ 3,730,312
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(5,446,141)
Changes in operating assets and liabilities:
Prepaid expenses		(20,829)	(10,525)
Prepaid insurance			(44,688)
Accounts payable and accrued expenses	10,420	33,366	36,513
Deferred legal fees			585,000
Net cash used in operating activities		(35,415)	(1,149,529)
Cash flows from investing activities:
Investment of cash into Trust Account			(190,000,000)
Cash withdrawn from Trust Account for working capital purposes			239,525
Net cash used in investing activities			(189,760,475)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid			186,200,000
Proceeds from sale of Private Placement Units			6,900,000
Proceeds from issuance of founder shares		25,000
Proceeds from promissory note – related party		76,790	33,203
Repayment of promissory note - related party			(109,993)
Payment of deferred offering costs		(46,370)	(510,412)
Net cash provided by financing activities		55,420	192,512,798
Net change in cash and cash equivalents		20,005	1,602,794
Cash and cash equivalents, beginning of the period			20,005
Cash and cash equivalents, end of the period		20,005	1,622,799
Noncash investing and financing activities:
Offering costs included in accrued offering costs		456,062	100,000
Deferred offering costs included in deferred legal fees		$ 450,000	150,000
Deferred underwriting fee payable			7,600,000
Forfeiture of Founder Shares			$ 38